LEASES - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 01, 2022
Assets:
Operating lease right-of-use assets	$ 6,401	$ 6,700
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other noncurrent assets	Other noncurrent assets
Finance lease right-of-use assets	$ 97,655
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net
Liabilities:
Operating lease liabilities, current portion	$ 75	$ 200
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other
Operating lease liabilities, net of current portion	$ 1,127	$ 1,200
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other noncurrent liabilities
Finance lease liabilities, current portion	$ 28,570
Finance lease liabilities, net of current portion	$ 48,701